INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 140	$ 608	$ 263	$ 726
Items that may be reclassified to profit or loss
Foreign currency translation	(33)	(18)	(64)	9
Reclassification of accumulated foreign currency translation reserve to income statement upon disposal of subsidiary	(19)	(454)	(19)	(454)
Net loss on cash flow hedges	0	0	(1)	0
Items that will not be reclassified to profit or loss
Fair value re-measurement of financial instruments	(1)	8	(1)	7
Other	2	0	1	0
Other comprehensive loss for the period, net of tax	(51)	(464)	(84)	(438)
Total comprehensive income for the period, net of tax	89	144	179	288
Attributable to:
The owners of the parent	76	135	145	256
Non-controlling interest	13	9	34	32
Total comprehensive income for the period, net of tax	$ 89	$ 144	$ 179	$ 288